GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 8,815	$ 5,317	$ 3,783
Private equity - Water and sewage concession agreements
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,411	1,555
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,859	1,301
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,157	1,127
Renewable Power
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	941	901
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	328	312
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 119	$ 121